Offerings - Offering: 1	Feb. 19, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Common Stock
Amount Registered | shares	104,445
Proposed Maximum Offering Price per Unit	6.91
Maximum Aggregate Offering Price	$ 721,714.95
Fee Rate	0.01381%
Amount of Registration Fee	$ 99.67
Offering Note	Note (a) Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement shall also cover any additional shares of Class A common stock, $0.0001 par value per share ("Class A Common Stock"), of RE/MAX Holdings, Inc., a Delaware corporation (the "Registrant"), that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the Registrant's outstanding shares of Class A Common Stock. Note (b) Represents shares of Class A Common Stock issuable upon the vesting of restricted stock units ("RSUs") granted to certain employees of the registrant as employment inducement awards under Section 303A.08 of the NYSE Listed Company Manual. Note (c) The proposed maximum offering price per share has been estimated in accordance with Rule 457(c) and (h) under the Securities Act solely for the purpose of calculating the registration fee. The computation is based upon the average of the high and low prices of the Registrant's Class A common stock as reported on the New York Stock Exchange on February 18, 2026, because the price at which the securities to be granted in the future may be exercised is not currently determinable.